TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Financing Leaseback) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
2021	$ 1,639
2022	1,788
Total long-term loans	11,182
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
2021	853
2022	7,272
Total long-term loans	$ 8,125